EARNINGS PER SHARE - Summary of basic earnings per share for net loss of discontinued operations (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss attributable to the Company’s controlling shareholders	R$ (98,550)	R$ (143,112)
Weighted average of the number of outstanding common shares	1,377,932,809	1,246,180,219	865,660,042
Adjustment for stock options and restricted shares	R$ (788,866)	R$ (572,130)
Weighted average number of ordinary shares for diluted earnings calculation	1,377,066,457	1,245,608,090
Basic loss per share - R$	R$ (0.0716)	R$ (0.1149)